LEASES - Maturity analysis of lease liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Lease liabilities	$ 1,889,364	$ 1,773,610	$ 1,900,268
Buildings
LEASES
Lease liabilities	1,863,412	1,747,468
Computer equipment
LEASES
Lease liabilities	20,932	25,772
Furniture and fixtures
LEASES
Lease liabilities	4,844
Vehicles
LEASES
Lease liabilities	176	370
No more than twelve months after the reporting period
LEASES
Lease liabilities	21,799	20,203
No more than twelve months after the reporting period | Buildings
LEASES
Lease liabilities	20,467	17,345
No more than twelve months after the reporting period | Computer equipment
LEASES
Lease liabilities	1,332	2,733
No more than twelve months after the reporting period | Furniture and fixtures
LEASES
Lease liabilities	0
No more than twelve months after the reporting period | Vehicles
LEASES
Lease liabilities	0	125
Between 1 and 3 years
LEASES
Lease liabilities	81,904	72,807
Between 1 and 3 years | Buildings
LEASES
Lease liabilities	71,155	58,438
Between 1 and 3 years | Computer equipment
LEASES
Lease liabilities	9,683	14,124
Between 1 and 3 years | Furniture and fixtures
LEASES
Lease liabilities	890
Between 1 and 3 years | Vehicles
LEASES
Lease liabilities	176	245
Between 3 and 5 years
LEASES
Lease liabilities	232,697	237,921
Between 3 and 5 years | Buildings
LEASES
Lease liabilities	220,050	230,397
Between 3 and 5 years | Computer equipment
LEASES
Lease liabilities	8,693	7,524
Between 3 and 5 years | Furniture and fixtures
LEASES
Lease liabilities	3,954
Between 3 and 5 years | Vehicles
LEASES
Lease liabilities	0	0
Greater than 5 years
LEASES
Lease liabilities	1,552,964	1,442,679
Greater than 5 years | Buildings
LEASES
Lease liabilities	1,551,740	1,441,288
Greater than 5 years | Computer equipment
LEASES
Lease liabilities	1,224	1,391
Greater than 5 years | Furniture and fixtures
LEASES
Lease liabilities	0
Greater than 5 years | Vehicles
LEASES
Lease liabilities	$ 0	$ 0